CROSS 2026-CES2 Mortgage Trust ABS-15G

Exhibit 99.4 - Schedule 1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES
FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: _Selene Diligence LLC

Business Name (if Different):

Principal Business Address: 3501 Olympus Boulevard, Suite 530,

Coppell, TX, 75019,

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: _ CROSSCOUNTRY CAPITAL, LLC and HILDENE-CCC LOAN ACQUISITION II, LLC

Business Name (if Different):_

Principal Business Addresses:

a.	2160 Superior Avenue, Cleveland, OH 44114 for CrossCountry

b.	333 Ludlow Street, 5th Floor, South Tower, Stamford, CT 06902 for Hildene-CCC

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

CROSS 2026-CES2 – Selene Diligence – 15-e

Title and Date of Criteria
Fitch Ratings, Inc.	““U.S. RMBS Rating Criteria”, April 30, 2026”
Kroll Bond Rating Agency, LLC	“US RMBS Rating Methodology”, December 7, 2023

Item 4. Description of the due diligence performed

See attached narrative.

Item 5. Summary of findings and conclusions of review

See attached narrative.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1. Selene Diligence LLC

By:	Alex Watson
	(Print name of duly authorized person)	(Signature)

Date:	11/9/2026

CROSS 2026-CES2 – Selene Diligence – 15-e